Warrant Liability (Details) - Schedule of Changes in Warrant Liability	9 Months Ended
Sep. 29, 2024 CAD ($)
Schedule of Changes in Warrant Liability [Abstract]
Balance, as at December 21, 2023 (issuance date)	$ 1,746,575
Revaluation of warrant liability	(1,117,069)
Balance, as at September 30, 2024	$ 629,506